Convertible Notes Payable Disclosure (Details) - USD ($)		3 Months Ended
	Oct. 03, 2022	Mar. 31, 2023	Mar. 31, 2022
Boot Capital, convertible note Oct 3, 2022
Convertible notes interest rate	8.00%
Convertible note amount	$ 79,250
Legal and financing costs	4,250
Net proceeds from debt	$ 75,000
Interest rate, when not paid	22.00%
Conversion price percentage	65.00%
Discount rate percentage	35.00%
Outstanding convertible note balance		$ 79,250
Accrued interest on debt		3,109	$ 1,546
All convertible notes
Amortization interest expense		$ 19,541	$ 256,765